Assumptions Used to Determine the Fair Value of Stock Options Using the Black-Scholes Option Pricing Model (Detail) (Stock Option Plans)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 10 months 24 days
Expected volatility	41.00%
Expected volatility	42.00%
Expected volatility		42.00%
Risk-free interest rate	1.10%
Risk-free interest rate	3.10%
Risk-free interest rate		4.60%
Expected dividend rate	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 2 months 12 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 10 months 24 days